Shareholders' Equity - Weibo Share Based Plan (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 28, 2014	Aug. 31, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation
Stock-based compensation expense				$ 95,069	$ 91,387	$ 73,828
Weibo
Stock-based compensation
Stock-based compensation expense				$ 41,011	$ 48,037	$ 36,902
Amortization period				4 years
Weibo | 2010 Weibo Incentive Plan
Stock-based compensation
Ordinary shares reserved for issuance (in shares)			35,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right (in shares)			1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)			1.75
Shares granted (in shares)				0	0	0
Term of share incentive plan			10 years
Weibo | 2014 Plan
Stock-based compensation
Ordinary shares reserved for issuance (in shares)		4,647,872
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)	1	1
Term of share incentive plan		10 years
Number of shares from new added shares (in shares)		1,000,000
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%
Costs of revenues
Stock-based compensation
Stock-based compensation expense				$ 10,128	$ 9,257	$ 7,742
Costs of revenues | Weibo
Stock-based compensation
Stock-based compensation expense				3,522	3,716	2,616
Sales and marketing
Stock-based compensation
Stock-based compensation expense				21,942	20,790	15,496
Sales and marketing | Weibo
Stock-based compensation
Stock-based compensation expense				6,837	8,264	5,357
Product development
Stock-based compensation
Stock-based compensation expense				30,830	29,163	20,793
Product development | Weibo
Stock-based compensation
Stock-based compensation expense				21,187	21,879	15,076
General and administrative
Stock-based compensation
Stock-based compensation expense				32,169	32,177	29,797
General and administrative | Weibo
Stock-based compensation
Stock-based compensation expense				$ 9,465	$ 14,178	$ 13,853